Loans to Customers at amortized cost (Details) - Schedule of loans by industry sector - Gross Carrying Amount [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 34,265,873	$ 30,937,690
%	100.00%	100.00%
Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 34,252,155	$ 30,927,220
Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	13,718	10,470
Agriculture and livestock
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 647,731	$ 642,941
%	1.89%	2.08%
Agriculture and livestock | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 647,731	$ 642,941
Agriculture and livestock | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Fruit Sector [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 979,632	$ 849,625
%	2.86%	2.75%
Fruit Sector [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 979,632	$ 849,625
Fruit Sector [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Forestry and wood extraction [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 143,520	$ 154,661
%	0.42%	0.50%
Forestry and wood extraction [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 143,520	$ 154,661
Forestry and wood extraction [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Fishing Sector [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 144,809	$ 135,487
%	0.42%	0.44%
Fishing Sector [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 144,809	$ 135,487
Fishing Sector [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Mining and quarries [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 400,413	$ 470,607
%	1.17%	1.52%
Mining and quarries [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 400,413	$ 470,607
Mining and quarries [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Natural gas and crude oil extraction [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
%
Natural gas and crude oil extraction [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Natural gas and crude oil extraction [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Tobacco, food and beverages [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 680,460	$ 539,144
%	1.99%	1.74%
Tobacco, food and beverages [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 680,460	$ 539,144
Tobacco, food and beverages [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Textiles, clothing and leather goods [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 49,758	$ 40,344
%	0.15%	0.13%
Textiles, clothing and leather goods [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 49,758	$ 40,344
Textiles, clothing and leather goods [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Wood and wood products [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 71,031	$ 68,892
%	0.21%	0.22%
Wood and wood products [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 71,031	$ 68,892
Wood and wood products [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Paper, printing and publishing [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 51,588	$ 42,988
%	0.15%	0.14%
Paper, printing and publishing [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 51,588	$ 42,988
Paper, printing and publishing [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Oil refining, carbon and rubber [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 84,848	$ 86,358
%	0.25%	0.28%
Oil refining, carbon and rubber [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 84,848	$ 86,358
Oil refining, carbon and rubber [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Production of basic metal, non-mineral, machine and equipment [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 526,601	$ 403,924
%	1.54%	1.31%
Production of basic metal, non-mineral, machine and equipment [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 526,601	$ 403,924
Production of basic metal, non-mineral, machine and equipment [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Other manufacturing industries [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 287,165	$ 166,118
%	0.84%	0.54%
Other manufacturing industries [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 287,165	$ 166,118
Other manufacturing industries [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Electricity, gas and water [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 340,618	$ 395,598
%	0.99%	1.28%
Electricity, gas and water [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 340,618	$ 395,598
Electricity, gas and water [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Residential buildings [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 2,367,450	$ 2,328,498
%	6.91%	7.53%
Residential buildings [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 2,367,450	$ 2,328,498
Residential buildings [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Other constructions [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 126,252	$ 125,081
%	0.37%	0.40%
Other constructions [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 126,252	$ 125,081
Other constructions [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Wholesale
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,290,157	$ 1,137,766
%	3.77%	3.68%
Wholesale | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,290,157	$ 1,137,766
Wholesale | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Retail, restaurants and hotels [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,327,657	$ 1,406,380
%	3.87%	4.55%
Retail, restaurants and hotels [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,319,864	$ 1,399,039
Retail, restaurants and hotels [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	7,793	7,341
Transport and storage [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,622,345	$ 1,239,443
%	4.73%	4.01%
Transport and storage [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,622,345	$ 1,239,443
Transport and storage [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Communications [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 212,279	$ 214,961
%	0.62%	0.69%
Communications [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 212,279	$ 214,961
Communications [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Financial and insurance companies [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 2,656,312	$ 2,019,017
%	7.75%	6.53%
Financial and insurance companies [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 2,656,312	$ 2,019,017
Financial and insurance companies [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Real estate and other financial services [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 398,403	$ 332,316
%	1.16%	1.07%
Real estate and other financial services [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 396,680	$ 330,868
Real estate and other financial services [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	1,723	1,448
Community, social and personal services [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 3,184,102	$ 3,054,194
%	9.29%	9.87%
Community, social and personal services [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 3,179,900	$ 3,052,513
Community, social and personal services [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	4,202	1,681
OtherMember
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 2,079,201	$ 1,747,254
%	6.07%	5.67%
OtherMember | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 2,079,201	$ 1,747,254
OtherMember | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Consumer loans [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 4,247,013	$ 3,948,721
%	12.39%	12.76%
Consumer loans [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 4,247,013	$ 3,948,721
Consumer loans [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Residential Mortgage Loans [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 10,346,528	$ 9,387,372
%	30.19%	30.33%
Residential Mortgage Loans [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 10,346,528	$ 9,387,372
Residential Mortgage Loans [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers